Aug-20-04 09:58 From-NEW YORK STOCK EXCHANGE +2126565893 T-912 P.003/003 F-549

Manager
Securities Operations

[redacted]

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

04039819

1-32271

NYSE

Cert NYS

AUG 20

August 20, 2004

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND, Common Shares of Beneficial Interest, $.01 par value per share. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on August 20, 2004. Tentative listing date – Not yet determined.

Sincerely,

PROCESSED
AUG 23 2004
THOMSON
FINANCIAL